Legal Proceedings (Details Narrative) - Board of Directors [Member] - USD ($)		1 Months Ended
	Nov. 03, 2017	Dec. 31, 2015	May 03, 2018	May 02, 2018	Mar. 26, 2018
Settlement agreement description	The Company agreed to pay an aggregate of $1,375,000 as follows: (a) $75,000 within one day of executing the settlement agreement, and (b) $1,300,000 on or before 150 days after October 3, 2017. If the Company makes those payments, a portion of the payment will be deemed a return of Plaintiff’s investment amount and the Plaintiffs will no longer have any right to acquire 477,600 shares of the Company’s common stock.
Rescinded investment amount		$ 181,000
Amount paid to related party			$ 1,250,000	$ 1,250,000	$ 50,000
Interest paid to related party					$ 10,000